COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2021	2020
Vessels and equipment, net	2,107	1,189
Investments in sales-type, direct financing leases and leaseback assets	203	675
Book value of consolidated assets pledged under ship mortgages	2,310	1,864

Assets with finance lease liabilities

(in millions of $)	2021	2020
Vessels under finance lease, net	656	697
Total book value	656	697

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling unit through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As of December 31, 2021, the Company had $1.9 billion of outstanding principal indebtedness under various credit facilities and finance lease liabilities of $0.5 billion. In 2020 the Company and its 100% equity accounted subsidiaries had a combined outstanding principal indebtedness of $1.8 billion under various credit facilities and finance lease liabilities of $0.6 billion.

As of December 31, 2021, the Company had a forward contract which expired in January of 2022, and has subsequently been rolled over to July 2022, to repurchase 1.4 million shares of Frontline (December 31, 2020: 1.4 million shares) with a carrying value of $10.2 million (December 31, 2020: $9.0 million). The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt as of December 31, 2021 (December 31, 2020: $15.6 million). As of December 31, 2021 the shares, together with a restricted cash balance of $8.3 million (December 31, 2020: $9.0 million), have been pledged as part of the forward agreement.

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, The West of England Ship Owners Mutual Insurance Association (Luxembourg), North of England P&I Association Limited, The Standard Club Europe Ltd, The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Capital commitments

As of December 31, 2021, the Company has no capital commitments towards the procurement of scrubbers on vessels owned by the Company (December 31, 2020: $5.8 million on nine vessels).

As of December 31, 2021, the Company has committed to paying $2.7 million towards the installation of BWTS on five vessels from its fleet (December 31, 2020: $7.0 million on 16 vessels), with installations expected to take place up to 2023.

As of December 31, 2021, the Company has committed to acquire two Suezmax tankers and two Aframax LR2 product tankers for a total purchase price of $190.0 million. The four vessels were delivered in January and February 2022. (Refer to Note 30: Subsequent Events). Upon delivery the vessels are contracted to immediately commence a five-year time charter to a subsidiary of Trafigura.

As of December 31, 2021, the Company had commitments under shipbuilding contracts to construct four newbuilding dual-fuel 7,000 CEU car carriers designed to use liquefied natural gas ("LNG"), totaling to $254.2 million (December 31, 2020: $0.0 million). Two of the vessels are expected to be delivered in 2023 and will immediately commence a 10-year period time charter with Volkswagen Group. The remaining two vessels are expected to be delivered in 2024 and will immediately commence a 10-year period time charter with K Line. (Refer to Note 14: Newbuildings and Vessel Purchase Deposits).
There were no other material contractual commitments as of December 31, 2021.The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.